FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Aspen Managed Futures Strategy Fund
Aspen Portfolio Strategy Fund

SUPPLEMENT DATED JUNE 20, 2018 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2017, AS SUPPLEMENTED FROM TIME TO

TIME

The section titled “Remuneration of Trustees,” is hereby deleted and replaced in its entirety with the following:

Remuneration of Trustees.

Effective July 1, 2018, the Independent Trustees will receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. Previously, the Independent Trustees received a quarterly retainer of $12,000, plus $4,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $2,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

The Disciplined Growth Investors Fund

SUPPLEMENT DATED JUNE 20, 2018 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2017, AS SUPPLEMENTED FROM TIME TO

TIME

The section titled “Remuneration of Trustees,” is hereby deleted and replaced in its entirety with the following:

Remuneration of Trustees.

Effective July 1, 2018, the Independent Trustees will receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. Previously, the Independent Trustees received a quarterly retainer of $12,000, plus $4,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $2,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Emerald Banking and Finance Fund
Emerald Growth Fund
Emerald Insights Fund
Emerald Small Cap Value Fund

SUPPLEMENT DATED JUNE 20, 2018 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2017, AS SUPPLEMENTED FROM TIME TO

TIME

The section titled “Remuneration of Trustees,” is hereby deleted and replaced in its entirety with the following:

Remuneration of Trustees.

Effective July 1, 2018, the Independent Trustees will receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. Previously, the Independent Trustees received a quarterly retainer of $12,000, plus $4,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $2,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

SUPPLEMENT DATED JUNE 20, 2018 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2017, AS SUPPLEMENTED FROM TIME TO

TIME

The section titled “Remuneration of Trustees,” is hereby deleted and replaced in its entirety with the following:

Remuneration of Trustees.

Effective July 1, 2018, the Independent Trustees will receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. Previously, the Independent Trustees received a quarterly retainer of $12,000, plus $4,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $2,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Highland Resolute Fund

SUPPLEMENT DATED JUNE 20, 2018 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2017, AS SUPPLEMENTED FROM TIME TO

TIME

The section titled “Remuneration of Trustees,” is hereby deleted and replaced in its entirety with the following:

Remuneration of Trustees.

Effective July 1, 2018, the Independent Trustees will receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. Previously, the Independent Trustees received a quarterly retainer of $12,000, plus $4,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $2,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Seafarer Overseas Growth and Income Fund
Seafarer Overseas Value Fund

SUPPLEMENT DATED JUNE 20, 2018 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2017, AS SUPPLEMENTED FROM TIME TO

TIME

The section titled “Remuneration of Trustees,” is hereby deleted and replaced in its entirety with the following:

Remuneration of Trustees.

Effective July 1, 2018, the Independent Trustees will receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. Previously, the Independent Trustees received a quarterly retainer of $12,000, plus $4,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $2,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund

SUPPLEMENT DATED JUNE 20, 2018 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2017, AS SUPPLEMENTED FROM TIME TO

TIME

The section titled “Remuneration of Trustees,” is hereby deleted and replaced in its entirety with the following:

Remuneration of Trustees.

Effective July 1, 2018, the Independent Trustees will receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. Previously, the Independent Trustees received a quarterly retainer of $12,000, plus $4,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $2,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST
(THE “TRUST”)

Rondure New World Fund
Rondure Overseas Fund

SUPPLEMENT DATED JUNE 20, 2018 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2017, AS SUPPLEMENTED FROM TIME TO

TIME

The section titled “Remuneration of Trustees,” is hereby deleted and replaced in its entirety with the following:

Remuneration of Trustees.

Effective July 1, 2018, the Independent Trustees will receive a quarterly retainer of $15,000, plus $6,000 for each regular or special in-person Board or Committee meeting attended, and $2,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee will also receive an additional quarterly retainer of $3,000. Previously, the Independent Trustees received a quarterly retainer of $12,000, plus $4,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $2,000. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.